Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Digital Trust
Entity Central Index Key	0001859001
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000240058
Shareholder Report [Line Items]
Fund Name	WisdomTree 3-7 Year Treasury Digital Fund
Trading Symbol	WTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree 3-7 Year Treasury Digital Fund $10,832	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US 3-7 Year Treasury Bond Index $10,863
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,950	$9,948	$9,924
2/28/23	$9,730	$9,691	$9,722
3/31/23	$10,013	$9,937	$9,990
4/30/23	$10,073	$9,997	$10,051
5/31/23	$9,993	$9,888	$9,980
6/30/23	$9,869	$9,853	$9,853
7/31/23	$9,879	$9,846	$9,861
8/31/23	$9,879	$9,783	$9,863
9/30/23	$9,754	$9,534	$9,745
10/31/23	$9,702	$9,384	$9,696
11/30/23	$9,958	$9,809	$9,944
12/31/23	$10,180	$10,184	$10,178
1/31/24	$10,211	$10,156	$10,209
2/29/24	$10,066	$10,013	$10,071
3/31/24	$10,115	$10,105	$10,117
4/30/24	$9,938	$9,850	$9,947
5/31/24	$10,063	$10,017	$10,045
6/30/24	$10,160	$10,112	$10,173
7/31/24	$10,381	$10,348	$10,395
8/31/24	$10,497	$10,497	$10,517
9/30/24	$10,603	$10,637	$10,629
10/31/24	$10,380	$10,374	$10,404
11/30/24	$10,454	$10,483	$10,466
12/31/24	$10,346	$10,312	$10,379
1/31/25	$10,411	$10,366	$10,441
2/28/25	$10,582	$10,595	$10,617
3/31/25	$10,645	$10,599	$10,681
4/30/25	$10,786	$10,640	$10,820
5/31/25	$10,710	$10,564	$10,744
6/30/25	$10,832	$10,726	$10,863

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	6.61%	3.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US 3-7 Year Treasury Bond Index	6.78%	3.44%

AssetsNet	$ 994,247
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 492
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$994,247 # of Portfolio Holdings13 Portfolio Turnover Rate164% Investment Advisory Fees Paid, Net$492
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.38%, due 10/31/2028	26.4%
U.S. Treasury Bond, 5.38%, due 2/15/2031	20.6%
U.S. Treasury Notes, 4.00%, due 4/30/2032	18.8%
U.S. Treasury Notes, 1.13%, due 8/31/2028	16.8%
U.S. Treasury Notes, 3.88%, due 6/30/2030	7.9%
U.S. Treasury Notes, 4.13%, due 5/31/2032	2.1%
U.S. Treasury Notes, 4.00%, due 5/31/2030	2.0%
U.S. Treasury Notes, 3.75%, due 6/30/2030	1.7%
U.S. Treasury Notes, 4.00%, due 7/31/2030	1.3%
U.S. Treasury Notes, 3.75%, due 5/31/2030	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240073
Shareholder Report [Line Items]
Fund Name	WisdomTree 500 Digital Fund
Trading Symbol	SPXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree 500 Digital Fund $16,799	S&P 500® Index $16,376	WisdomTree 500 Index $16,820
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,400	$10,380	$10,398
2/28/23	$10,160	$10,127	$10,155
3/31/23	$10,537	$10,499	$10,537
4/30/23	$10,677	$10,662	$10,679
5/31/23	$10,768	$10,709	$10,767
6/30/23	$11,474	$11,416	$11,476
7/31/23	$11,867	$11,783	$11,877
8/31/23	$11,685	$11,596	$11,688
9/30/23	$11,140	$11,043	$11,149
10/31/23	$10,897	$10,810	$10,902
11/30/23	$11,898	$11,798	$11,904
12/31/23	$12,444	$12,334	$12,448
1/31/24	$12,667	$12,541	$12,665
2/29/24	$13,367	$13,211	$13,368
3/31/24	$13,785	$13,636	$13,795
4/30/24	$13,255	$13,079	$13,257
5/31/24	$13,907	$13,727	$13,910
6/30/24	$14,431	$14,220	$14,441
7/31/24	$14,574	$14,393	$14,585
8/31/24	$14,931	$14,742	$14,941
9/30/24	$15,269	$15,057	$15,281
10/31/24	$15,177	$14,920	$15,189
11/30/24	$16,149	$15,796	$16,164
12/31/24	$15,777	$15,420	$15,794
1/31/25	$16,270	$15,849	$16,289
2/28/25	$16,013	$15,642	$16,023
3/31/25	$15,036	$14,761	$15,051
4/30/25	$14,984	$14,661	$14,998
5/31/25	$15,962	$15,584	$15,983
6/30/25	$16,799	$16,376	$16,820

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	16.41%	23.62%
S&P 500® Index	15.16%	22.31%
WisdomTree 500 Index	16.47%	23.65%

AssetsNet	$ 13,639,055
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 2,253
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$13,639,055 # of Portfolio Holdings500 Portfolio Turnover Rate3% Investment Advisory Fees Paid, Net$2,253
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	32.6%
Financials	14.6%
Communication Services	11.1%
Consumer Discretionary	10.3%
Health Care	8.9%
Industrials	8.1%
Consumer Staples	5.8%
Energy	2.9%
Utilities	2.1%
Real Estate	1.7%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.0%
Alphabet, Inc.	3.9%
Meta Platforms, Inc.	3.5%
Broadcom, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240067
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Treasury Digital Fund
Trading Symbol	WTSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree 7-10 Year Treasury Digital Fund $10,409	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US 7-10 Year Treasury Bond Index $10,416
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,930	$9,948	$9,889
2/28/23	$9,610	$9,691	$9,590
3/31/23	$9,970	$9,937	$9,944
4/30/23	$10,050	$9,997	$10,016
5/31/23	$9,900	$9,888	$9,891
6/30/23	$9,782	$9,853	$9,763
7/31/23	$9,721	$9,846	$9,702
8/31/23	$9,650	$9,783	$9,639
9/30/23	$9,349	$9,534	$9,338
10/31/23	$9,175	$9,384	$9,176
11/30/23	$9,584	$9,809	$9,565
12/31/23	$9,945	$10,184	$9,941
1/31/24	$9,955	$10,156	$9,939
2/29/24	$9,748	$10,013	$9,735
3/31/24	$9,816	$10,105	$9,806
4/30/24	$9,513	$9,850	$9,506
5/31/24	$9,680	$10,017	$9,635
6/30/24	$9,806	$10,112	$9,800
7/31/24	$10,090	$10,348	$10,083
8/31/24	$10,227	$10,497	$10,227
9/30/24	$10,363	$10,637	$10,361
10/31/24	$10,013	$10,374	$10,016
11/30/24	$10,119	$10,483	$10,114
12/31/24	$9,882	$10,312	$9,888
1/31/25	$9,947	$10,366	$9,955
2/28/25	$10,226	$10,595	$10,235
3/31/25	$10,268	$10,599	$10,271
4/30/25	$10,376	$10,640	$10,375
5/31/25	$10,246	$10,564	$10,253
6/30/25	$10,409	$10,726	$10,416

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	6.16%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US 7-10 Year Treasury Bond Index	6.29%	1.68%

AssetsNet	$ 954,568
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 475
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$954,568 # of Portfolio Holdings6 Portfolio Turnover Rate127% Investment Advisory Fees Paid, Net$475
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 5/15/2035	35.1%
U.S. Treasury Notes, 1.88%, due 2/15/2032	23.2%
U.S. Treasury Notes, 4.50%, due 11/15/2033	18.4%
U.S. Treasury Notes, 3.88%, due 8/15/2034	12.8%
U.S. Treasury Notes, 3.88%, due 8/15/2033	5.7%
U.S. Treasury Notes, 3.50%, due 2/15/2033	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240070
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Digital Fund
Trading Symbol	FLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Floating Rate Treasury Digital Fund $11,307	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US Treasury Floating Rate Note Bond Index $11,326
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,013	$9,948	$10,013
2/28/23	$10,050	$9,691	$10,049
3/31/23	$10,089	$9,937	$10,087
4/30/23	$10,136	$9,997	$10,131
5/31/23	$10,180	$9,888	$10,181
6/30/23	$10,225	$9,853	$10,226
7/31/23	$10,271	$9,846	$10,276
8/31/23	$10,315	$9,783	$10,321
9/30/23	$10,361	$9,534	$10,366
10/31/23	$10,411	$9,384	$10,418
11/30/23	$10,453	$9,809	$10,462
12/31/23	$10,495	$10,184	$10,500
1/31/24	$10,547	$10,156	$10,554
2/29/24	$10,594	$10,013	$10,606
3/31/24	$10,644	$10,105	$10,650
4/30/24	$10,695	$9,850	$10,708
5/31/24	$10,744	$10,017	$10,759
6/30/24	$10,789	$10,112	$10,801
7/31/24	$10,836	$10,348	$10,853
8/31/24	$10,877	$10,497	$10,890
9/30/24	$10,922	$10,637	$10,937
10/31/24	$10,969	$10,374	$10,982
11/30/24	$11,015	$10,483	$11,031
12/31/24	$11,064	$10,312	$11,077
1/31/25	$11,110	$10,366	$11,127
2/28/25	$11,147	$10,595	$11,166
3/31/25	$11,186	$10,599	$11,203
4/30/25	$11,222	$10,640	$11,240
5/31/25	$11,267	$10,564	$11,286
6/30/25	$11,307	$10,726	$11,326

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	4.80%	5.16%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US Treasury Floating Rate Note Bond Index	4.86%	5.21%

AssetsNet	$ 1,772,365
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 845
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,772,365 # of Portfolio Holdings7 Portfolio Turnover Rate68% Investment Advisory Fees Paid, Net$845
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	100.2%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.53%, due 1/31/2026	25.4%
U.S. Treasury Floating Rate Notes, 4.38%, due 1/31/2027	22.6%
U.S. Treasury Floating Rate Notes, 4.46%, due 7/31/2026	14.7%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/2026	13.8%
U.S. Treasury Floating Rate Notes, 4.43%, due 4/30/2026	11.0%
U.S. Treasury Floating Rate Notes, 4.44%, due 4/30/2027	9.9%
U.S. Treasury Floating Rate Notes, 4.45%, due 10/31/2025	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000245468
Shareholder Report [Line Items]
Fund Name	WisdomTree Government Money Market Digital Fund
Trading Symbol	WTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Government Money Market Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Government Money Market Digital Fund	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Government Money Market Digital Fund $10,809	ICE US 1-Month Treasury Bill Index $10,836
11/7/23	$10,000	$10,000
11/30/23	$10,034	$10,034
12/31/23	$10,078	$10,081
1/31/24	$10,122	$10,126
2/29/24	$10,163	$10,167
3/31/24	$10,207	$10,214
4/30/24	$10,250	$10,257
5/31/24	$10,294	$10,307
6/30/24	$10,338	$10,349
7/31/24	$10,383	$10,396
8/31/24	$10,428	$10,446
9/30/24	$10,470	$10,488
10/31/24	$10,510	$10,529
11/30/24	$10,548	$10,571
12/31/24	$10,594	$10,610
1/31/25	$10,630	$10,649
2/28/25	$10,663	$10,684
3/31/25	$10,700	$10,721
4/30/25	$10,736	$10,759
5/31/25	$10,773	$10,799
6/30/25	$10,809	$10,836

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 11/7/23
Fund NAV Returns	4.56%	4.84%
ICE US 1-Month Treasury Bill Index	4.71%	4.99%

AssetsNet	$ 321,220,554
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 172,516
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$321,220,554 # of Portfolio Holdings22 Investment Advisory Fees Paid, Net$172,516
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	78.4%
U.S. Government Agencies	20.5%
Mutual Funds	6.8%
Other Assets and Liabilities, Net	(5.7)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.49%, due 8/7/2025	24.8%
U.S. Treasury Bills, 4.37%, due 9/11/2025	24.7%
U.S. Treasury Floating Rate Note, 4.41%, due 7/31/2025	23.7%
Federal Home Loan Bank, 4.38%, due 10/2/2025	7.8%
Freddie Mac Discount Note, 4.30%, due 7/9/2025	6.2%
MSILF Government Portfolio, 4.23%	4.7%
U.S. Treasury Bills, 4.49%, due 8/26/2025	4.6%
BlackRock Liquidity FedFund, 4.22%	2.1%
Federal Farm Credit Bank, 4.44%, due 1/28/2026	1.6%
Federal Home Loan Bank, 4.40%, due 7/11/2025	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240068
Shareholder Report [Line Items]
Fund Name	WisdomTree Long-Term Treasury Digital Fund
Trading Symbol	WTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Long-Term Treasury Digital Fund $8,986	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US 20+ Year Treasury Bond Index $8,962
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,900	$9,948	$9,807
2/28/23	$9,410	$9,691	$9,355
3/31/23	$9,856	$9,937	$9,808
4/30/23	$9,896	$9,997	$9,874
5/31/23	$9,614	$9,888	$9,570
6/30/23	$9,623	$9,853	$9,592
7/31/23	$9,390	$9,846	$9,356
8/31/23	$9,095	$9,783	$9,087
9/30/23	$8,371	$9,534	$8,352
10/31/23	$7,919	$9,384	$7,972
11/30/23	$8,710	$9,809	$8,694
12/31/23	$9,479	$10,184	$9,446
1/31/24	$9,240	$10,156	$9,234
2/29/24	$9,043	$10,013	$9,028
3/31/24	$9,126	$10,105	$9,106
4/30/24	$8,539	$9,850	$8,524
5/31/24	$8,791	$10,017	$8,704
6/30/24	$8,938	$10,112	$8,926
7/31/24	$9,255	$10,348	$9,250
8/31/24	$9,467	$10,497	$9,458
9/30/24	$9,647	$10,637	$9,637
10/31/24	$9,123	$10,374	$9,117
11/30/24	$9,305	$10,483	$9,292
12/31/24	$8,745	$10,312	$8,720
1/31/25	$8,777	$10,366	$8,760
2/28/25	$9,275	$10,595	$9,257
3/31/25	$9,164	$10,599	$9,140
4/30/25	$9,033	$10,640	$9,011
5/31/25	$8,749	$10,564	$8,731
6/30/25	$8,986	$10,726	$8,962

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	0.54%	-4.28%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US 20+ Year Treasury Bond Index	0.41%	-4.37%

AssetsNet	$ 815,027
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 422
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$815,027 # of Portfolio Holdings8 Portfolio Turnover Rate32% Investment Advisory Fees Paid, Net$422
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	100.4%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bonds, 3.00%, due 5/15/2047	39.7%
U.S. Treasury Bonds, 1.88%, due 11/15/2051	38.0%
U.S. Treasury Bonds, 3.00%, due 5/15/2045	9.6%
U.S. Treasury Bonds, 4.63%, due 2/15/2055	7.7%
U.S. Treasury Bonds, 4.75%, due 2/15/2045	3.3%
U.S. Treasury Bonds, 1.63%, due 11/15/2050	1.6%
U.S. Treasury Bonds, 4.13%, due 8/15/2053	0.3%
U.S. Treasury Bonds, 5.00%, due 5/15/2045	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240076
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Duration Income Digital Fund
Trading Symbol	WTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Short-Duration Income Digital Fund $11,349	Bloomberg U.S. Aggregate Bond Index $10,726	Bloomberg U.S. Short Aggregate Composite Index $11,108	Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,231
1/19/23	$10,000	$10,000	$10,000	$10,000
1/31/23	$10,000	$9,948	$9,979	$9,985
2/28/23	$9,900	$9,691	$9,852	$9,857
3/31/23	$9,994	$9,937	$10,031	$10,010
4/30/23	$10,025	$9,997	$10,079	$10,065
5/31/23	$9,984	$9,888	$10,031	$10,025
6/30/23	$10,056	$9,853	$9,968	$9,979
7/31/23	$10,127	$9,846	$10,006	$10,027
8/31/23	$10,137	$9,783	$10,026	$10,047
9/30/23	$10,065	$9,534	$9,977	$10,003
10/31/23	$10,035	$9,384	$9,978	$10,005
11/30/23	$10,260	$9,809	$10,159	$10,195
12/31/23	$10,453	$10,184	$10,331	$10,365
1/31/24	$10,495	$10,156	$10,367	$10,409
2/29/24	$10,463	$10,013	$10,297	$10,359
3/31/24	$10,537	$10,105	$10,349	$10,417
4/30/24	$10,463	$9,850	$10,261	$10,348
5/31/24	$10,558	$10,017	$10,360	$10,446
6/30/24	$10,619	$10,112	$10,431	$10,511
7/31/24	$10,777	$10,348	$10,592	$10,664
8/31/24	$10,883	$10,497	$10,702	$10,773
9/30/24	$10,986	$10,637	$10,803	$10,877
10/31/24	$10,890	$10,374	$10,686	$10,780
11/30/24	$10,986	$10,483	$10,735	$10,837
12/31/24	$10,952	$10,312	$10,721	$10,830
1/31/25	$11,028	$10,366	$10,778	$10,890
2/28/25	$11,115	$10,595	$10,888	$10,997
3/31/25	$11,121	$10,599	$10,941	$11,045
4/30/25	$11,165	$10,640	$11,042	$11,135
5/31/25	$11,220	$10,564	$11,017	$11,131
6/30/25	$11,349	$10,726	$11,108	$11,231

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	6.88%	5.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Bloomberg U.S. Short Aggregate Composite Index	6.50%	4.38%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	6.85%	4.85%

AssetsNet	$ 1,032,166
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,544
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,032,166 # of Portfolio Holdings5 Portfolio Turnover Rate4% Investment Advisory Fees Paid, Net$1,544
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	29.9%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	20.0%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.3%
WisdomTree Floating Rate Treasury Fund	14.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000228751
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Term Treasury Digital Fund
Trading Symbol	WTSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Short-Term Treasury Digital Fund $11,084	Bloomberg U.S. Aggregate Bond Index $10,891	Solactive US 1-3 Year Treasury Bond Index $11,142
12/14/22	$10,000	$10,000	$10,000
12/31/22	$9,971	$9,799	$9,987
1/31/23	$10,042	$10,101	$10,051
2/28/23	$9,968	$9,839	$9,983
3/31/23	$10,124	$10,089	$10,139
4/30/23	$10,155	$10,151	$10,163
5/31/23	$10,121	$10,040	$10,136
6/30/23	$10,077	$10,004	$10,084
7/31/23	$10,112	$9,997	$10,121
8/31/23	$10,149	$9,933	$10,161
9/30/23	$10,148	$9,681	$10,161
10/31/23	$10,181	$9,528	$10,195
11/30/23	$10,277	$9,960	$10,299
12/31/23	$10,379	$10,341	$10,414
1/31/24	$10,419	$10,313	$10,455
2/29/24	$10,374	$10,167	$10,412
3/31/24	$10,404	$10,261	$10,443
4/30/24	$10,365	$10,002	$10,412
5/31/24	$10,436	$10,171	$10,471
6/30/24	$10,495	$10,267	$10,542
7/31/24	$10,612	$10,507	$10,663
8/31/24	$10,705	$10,658	$10,758
9/30/24	$10,791	$10,801	$10,845
10/31/24	$10,730	$10,533	$10,782
11/30/24	$10,762	$10,644	$10,813
12/31/24	$10,787	$10,470	$10,840
1/31/25	$10,830	$10,526	$10,886
2/28/25	$10,902	$10,757	$10,961
3/31/25	$10,953	$10,761	$11,012
4/30/25	$11,039	$10,804	$11,099
5/31/25	$11,016	$10,726	$11,075
6/30/25	$11,084	$10,891	$11,142

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/14/22
Fund NAV Returns	5.61%	4.13%
Bloomberg U.S. Aggregate Bond Index	6.08%	3.41%
Solactive US 1-3 Year Treasury Bond Index	5.69%	4.34%

AssetsNet	$ 1,024,565
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 505
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,024,565 # of Portfolio Holdings19 Portfolio Turnover Rate183% Investment Advisory Fees Paid, Net$505
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.75%, due 8/15/2027	20.5%
U.S. Treasury Notes, 3.88%, due 3/15/2028	16.6%
U.S. Treasury Notes, 3.75%, due 4/30/2027	11.9%
U.S. Treasury Notes, 1.25%, due 11/30/2026	11.3%
U.S. Treasury Notes, 3.75%, due 5/15/2028	6.8%
U.S. Treasury Notes, 3.75%, due 4/15/2026	6.7%
U.S. Treasury Notes, 4.63%, due 3/15/2026	6.3%
U.S. Treasury Notes, 4.38%, due 12/15/2026	5.9%
U.S. Treasury Notes, 4.13%, due 6/15/2026	4.3%
U.S. Treasury Notes, 4.25%, due 2/15/2028	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000241818
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Global Equity Digital Fund
Trading Symbol	EQTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Siegel Global Equity Digital Fund $12,694	MSCI AC World Index $13,573	MSCI ACWI Value Index $12,931
12/6/23	$10,000	$10,000	$10,000
12/31/23	$10,549	$10,498	$10,529
1/31/24	$10,529	$10,559	$10,514
2/29/24	$10,881	$11,012	$10,785
3/31/24	$11,292	$11,358	$11,251
4/30/24	$10,879	$10,983	$10,913
5/31/24	$11,332	$11,429	$11,235
6/30/24	$11,354	$11,684	$11,184
7/31/24	$11,667	$11,872	$11,671
8/31/24	$11,930	$12,174	$11,987
9/30/24	$12,110	$12,457	$12,238
10/31/24	$11,866	$12,177	$11,934
11/30/24	$12,304	$12,632	$12,307
12/31/24	$11,803	$12,333	$11,662
1/31/25	$12,154	$12,747	$12,152
2/28/25	$12,174	$12,671	$12,339
3/31/25	$11,847	$12,170	$12,218
4/30/25	$11,702	$12,284	$12,076
5/31/25	$12,239	$12,990	$12,457
6/30/25	$12,694	$13,573	$12,931

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/6/23
Fund NAV Returns	11.81%	16.41%
MSCI AC World Index	16.17%	21.48%
MSCI ACWI Value Index	15.62%	17.79%

AssetsNet	$ 712,208
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 710
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$712,208 # of Portfolio Holdings11 Portfolio Turnover Rate13% Investment Advisory Fees Paid, Net$710
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	97.6%
Other Assets and Liabilities, Net	2.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	23.1%
iShares Core S&P 500 ETF	15.2%
WisdomTree U.S. Total Dividend Fund	14.2%
Vanguard International High Dividend Yield ETF	10.0%
WisdomTree Emerging Markets High Dividend Fund	7.9%
Vanguard High Dividend Yield ETF	7.6%
SPDR Portfolio S&P 400 Mid Cap ETF	4.9%
WisdomTree International Quality Dividend Growth Fund	4.1%
JPMorgan BetaBuilders Europe ETF	4.0%
WisdomTree Japan Hedged Equity Fund	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000241816
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Longevity Digital Fund
Trading Symbol	LNGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Siegel Longevity Digital Fund $12,143	S&P 500® Index $13,881	75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite $12,374
12/6/23	$10,000	$10,000	$10,000
12/31/23	$10,462	$10,454	$10,462
1/31/24	$10,442	$10,630	$10,444
2/29/24	$10,703	$11,198	$10,609
3/31/24	$11,020	$11,558	$10,972
4/30/24	$10,657	$11,086	$10,660
5/31/24	$11,020	$11,636	$10,942
6/30/24	$11,040	$12,053	$10,930
7/31/24	$11,324	$12,200	$11,351
8/31/24	$11,547	$12,496	$11,621
9/30/24	$11,700	$12,763	$11,843
10/31/24	$11,475	$12,647	$11,549
11/30/24	$11,833	$13,389	$11,850
12/31/24	$11,409	$13,070	$11,336
1/31/25	$11,690	$13,434	$11,708
2/28/25	$11,742	$13,259	$11,907
3/31/25	$11,495	$12,512	$11,821
4/30/25	$11,401	$12,427	$11,729
5/31/25	$11,777	$13,209	$11,986
6/30/25	$12,143	$13,881	$12,374

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/6/23
Fund NAV Returns	9.99%	13.16%
S&P 500® Index	15.16%	23.23%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite	13.21%	14.54%

AssetsNet	$ 202,974
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 268
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$202,974 # of Portfolio Holdings15 Portfolio Turnover Rate33% Investment Advisory Fees Paid, Net$268
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.4%
WisdomTree U.S. Total Dividend Fund	13.3%
WisdomTree U.S. Quality Dividend Growth Fund	11.0%
iShares Core S&P 500 ETF	8.6%
Vanguard International High Dividend Yield ETF	8.3%
WisdomTree Emerging Markets High Dividend Fund	7.2%
Vanguard High Dividend Yield ETF	5.9%
WisdomTree Managed Futures Strategy Fund	4.9%
SPDR Portfolio S&P 400 Mid Cap ETF	4.6%
WisdomTree International Quality Dividend Growth Fund	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000241819
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Moderate Digital Fund
Trading Symbol	MODRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Siegel Moderate Digital Fund $11,949	S&P 500® Index $13,881	60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite $12,049
12/6/23	$10,000	$10,000	$10,000
12/31/23	$10,441	$10,454	$10,422
1/31/24	$10,410	$10,630	$10,402
2/29/24	$10,571	$11,198	$10,504
3/31/24	$10,844	$11,558	$10,811
4/30/24	$10,501	$11,086	$10,511
5/31/24	$10,834	$11,636	$10,768
6/30/24	$10,885	$12,053	$10,780
7/31/24	$11,159	$12,200	$11,162
8/31/24	$11,372	$12,496	$11,406
9/30/24	$11,547	$12,763	$11,611
10/31/24	$11,291	$12,647	$11,322
11/30/24	$11,587	$13,389	$11,583
12/31/24	$11,215	$13,070	$11,143
1/31/25	$11,454	$13,434	$11,447
2/28/25	$11,579	$13,259	$11,653
3/31/25	$11,375	$12,512	$11,587
4/30/25	$11,292	$12,427	$11,524
5/31/25	$11,594	$13,209	$11,709
6/30/25	$11,949	$13,881	$12,049

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/6/23
Fund NAV Returns	9.78%	12.04%
S&P 500® Index	15.16%	23.23%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite	11.77%	12.61%

AssetsNet	$ 206,389
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 262
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$206,389 # of Portfolio Holdings17 Portfolio Turnover Rate18% Investment Advisory Fees Paid, Net$262
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	16.6%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	15.7%
WisdomTree Mortgage Plus Bond Fund	9.0%
WisdomTree U.S. Total Dividend Fund	8.9%
iShares Core S&P 500 ETF	8.4%
Vanguard International High Dividend Yield ETF	6.9%
iShares 10-20 Year Treasury Bond ETF	5.3%
WisdomTree Emerging Markets High Dividend Fund	5.0%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree International Quality Dividend Growth Fund	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240075
Shareholder Report [Line Items]
Fund Name	WisdomTree Technology and Innovation 100 Digital Fund
Trading Symbol	TECHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Technology and Innovation 100 Digital Fund $21,856	S&P 500® Index $16,376	WisdomTree Technology and Innovation 100 Index $21,887
1/19/23	$10,000	$10,000	$10,000
1/31/23	$10,620	$10,380	$10,624
2/28/23	$10,560	$10,127	$10,556
3/31/23	$11,590	$10,499	$11,593
4/30/23	$11,520	$10,662	$11,520
5/31/23	$12,560	$10,709	$12,568
6/30/23	$13,370	$11,416	$13,377
7/31/23	$14,030	$11,783	$14,031
8/31/23	$13,940	$11,596	$13,943
9/30/23	$13,190	$11,043	$13,199
10/31/23	$12,840	$10,810	$12,841
11/30/23	$14,300	$11,798	$14,287
12/31/23	$15,089	$12,334	$15,076
1/31/24	$15,582	$12,541	$15,569
2/29/24	$16,672	$13,211	$16,666
3/31/24	$17,039	$13,636	$17,036
4/30/24	$16,221	$13,079	$16,214
5/31/24	$17,270	$13,727	$17,268
6/30/24	$18,612	$14,220	$18,616
7/31/24	$18,340	$14,393	$18,342
8/31/24	$18,549	$14,742	$18,556
9/30/24	$19,199	$15,057	$19,206
10/31/24	$19,189	$14,920	$19,196
11/30/24	$20,206	$15,796	$20,215
12/31/24	$20,504	$15,420	$20,518
1/31/25	$20,969	$15,849	$20,993
2/28/25	$19,997	$15,642	$20,015
3/31/25	$18,317	$14,761	$18,338
4/30/25	$18,529	$14,661	$18,545
5/31/25	$20,324	$15,584	$20,348
6/30/25	$21,856	$16,376	$21,887

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	17.43%	37.66%
S&P 500® Index	15.16%	22.31%
WisdomTree Technology and Innovation 100 Index	17.57%	37.69%

AssetsNet	$ 4,506,021
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 3,952
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,506,021 # of Portfolio Holdings101 Portfolio Turnover Rate17% Investment Advisory Fees Paid, Net$3,952
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	60.3%
Communication Services	18.4%
Consumer Discretionary	12.2%
Health Care	5.9%
Financials	1.6%
Industrials	1.5%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	10.6%
Microsoft Corp.	10.1%
Apple, Inc.	8.0%
Amazon.com, Inc.	7.5%
Alphabet, Inc.	7.5%
Meta Platforms, Inc.	5.5%
Broadcom, Inc.	4.3%
Tesla, Inc.	3.3%
Oracle Corp.	2.2%
Netflix, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000240071
Shareholder Report [Line Items]
Fund Name	WisdomTree TIPS Digital Fund
Trading Symbol	TIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree TIPS Digital Fund $10,769	Bloomberg U.S. Aggregate Bond Index $10,726	Solactive US Treasury Inflation-Linked Bond Index $10,883
1/19/23	$10,000	$10,000	$10,000
1/31/23	$9,990	$9,948	$9,978
2/28/23	$9,880	$9,691	$9,853
3/31/23	$10,134	$9,937	$10,142
4/30/23	$10,134	$9,997	$10,144
5/31/23	$10,023	$9,888	$10,029
6/30/23	$10,008	$9,853	$9,989
7/31/23	$10,018	$9,846	$9,991
8/31/23	$9,915	$9,783	$9,920
9/30/23	$9,729	$9,534	$9,741
10/31/23	$9,646	$9,384	$9,692
11/30/23	$9,916	$9,809	$9,932
12/31/23	$10,154	$10,184	$10,175
1/31/24	$10,186	$10,156	$10,215
2/29/24	$10,081	$10,013	$10,109
3/31/24	$10,154	$10,105	$10,181
4/30/24	$9,985	$9,850	$10,026
5/31/24	$10,154	$10,017	$10,165
6/30/24	$10,230	$10,112	$10,277
7/31/24	$10,424	$10,348	$10,461
8/31/24	$10,500	$10,497	$10,544
9/30/24	$10,655	$10,637	$10,699
10/31/24	$10,460	$10,374	$10,510
11/30/24	$10,514	$10,483	$10,560
12/31/24	$10,329	$10,312	$10,392
1/31/25	$10,460	$10,366	$10,525
2/28/25	$10,679	$10,595	$10,759
3/31/25	$10,736	$10,599	$10,834
4/30/25	$10,736	$10,640	$10,842
5/31/25	$10,681	$10,564	$10,779
6/30/25	$10,769	$10,726	$10,883

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 1/19/23
Fund NAV Returns	5.27%	3.08%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.90%
Solactive US Treasury Inflation-Linked Bond Index	5.90%	3.52%

AssetsNet	$ 962,158
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 483
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$962,158 # of Portfolio Holdings10 Portfolio Turnover Rate5% Investment Advisory Fees Paid, Net$483
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	95.8%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/2030	30.4%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/2029	11.3%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2041	10.8%
U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/2028	8.8%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/2026	8.4%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	7.6%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2052	6.4%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/2026	5.8%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	4.3%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory